Investment in Associates	6 Months Ended
Jun. 30, 2019
Investment in Associates
Investment in Associates

4. Investment in Associates

The movements in investment in associates are reported in the following table:

June 30, 2019
As of January 1, 2019	20,713
Additions	158
Share of profit of associates	558
Dividend declared	(428)
As of June 30, 2019	21,001